Cash and Bank Balances (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2025 USD ($)
Cash and Bank Balances [Line Items]
Fixed deposit	RM 8,906,833	RM 330,214	$ 2,116,441
Interest rate on fixed deposit	2.55%	2.80%
Deposit term for fixed deposits at banks	365 days	365 days
Bearing interest rate	4.00%
Financial Institution [Member]
Cash and Bank Balances [Line Items]
Fixed deposit	RM 336,316	RM 330,214
Hong Kong Financial Institution [Member]
Cash and Bank Balances [Line Items]
Fixed deposit	RM 8,570,517